Convertible Preferred Stock and Stockholders' Deficit (Details) (USD $)	9 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended				0 Months Ended		2 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	May 14, 2013 Convertible preferred stock	Dec. 31, 2012 Convertible preferred stock	Dec. 31, 2012 Convertible preferred stock Minimum	Dec. 31, 2011 Series A	Jun. 30, 2011 Series A	Dec. 31, 2012 Series A	Dec. 31, 2010 Series A	Sep. 30, 2013 Series A	Dec. 30, 2011 Series A	Mar. 27, 2013 Series B	Feb. 19, 2013 Series B	Mar. 31, 2012 Series B	Dec. 31, 2012 Series B	Sep. 30, 2013 Series B	Dec. 31, 2011 Series B	Mar. 27, 2013 Series B Subsequent event	Feb. 19, 2013 Series B Subsequent event
Convertible Preferred Stock
Shares Authorized					87,919,397		49,973,740		39,375,697		0					48,543,700	0	0
Shares Outstanding			6,897,756	72,329,196	51,733,258		39,375,697		39,375,697		0					12,357,561	0	0
Liquidation Preference					$ 40,291,276		$ 27,563,000		$ 27,563,000							$ 12,728,000		$ 0
Convertible Preferred Stock, terms of Conversion					7.5				7.5							7.5
Noncumulative dividend subject to certain anti-dilution adjustments (in dollars per share)									$ 0.056							$ 0.0824
Liquidation preference value per share (in dollars per share)									$ 0.70							$ 1.03
Share price required in firm commitment underwritten public offering for automatic conversion of the convertible preferred stock (in dollars per share)						$ 15.75
Gross cash proceeds from firm commitment underwritten public offering required for automatic conversion of the convertible preferred stock						30,000,000
Voting percentage required for automatic conversion of the convertible preferred stock						63.50%
Aggregate shares of preferred stock committed for issuance and sale																			8,200,000	12,400,000
Aggregate shares of preferred stock issued							39,375,697	11,811,778	39,375,697	26,963,920	0	599,999			12,357,561	12,357,561	0	0	8,200,000	12,400,000
Issue price (in dollars per share)							$ 0.70	$ 0.70		$ 0.70			$ 1.03	$ 1.03	$ 1.03				$ 1.03	$ 1.03
Proceeds from issuance	21,192,000	12,556,000					420,000	8,300,000		18,700,000			8,400,000	12,700,000	12,700,000				8,500,000	12,700,000
Issuance costs								$ 25,000		$ 131,000					$ 172,000